DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Deferred Income [Abstract]
Disclosure of deferred revenue [Table Text Block]
	As at December 31,
	2025	2024
Current:
Customer advance payments (a)	6,789	4,311
Gibraltar silver stream agreement (b)	8,524	9,355
Current portion of deferred revenue	15,313	13,666
Long-term portion of Gibraltar silver stream agreement (b)	82,617	77,327
Total deferred revenue	97,930	90,993

Disclosure of changes in deferred revenue [Table Text Block]
	2025	2024
Gibraltar silver stream as at January 1,	86,682	66,970
Accretion on deferred revenue (Note 7)	10,165	7,244
Recognition of deferred revenue	(5,706)	(5,776)
Deferred revenue deposit (amendment to silver stream)	-	18,244
Gibraltar silver stream as at December 31,	91,141	86,682
Less current portion:	8,524	9,355
Long-term portion of Gibraltar silver stream as at December 31,	82,617	77,327